Carrying Amounts and Classification of Assets and Liabilities Included in Consolidated Balance Sheet Related to Consolidated VIE (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current assets	$ 260	$ 256
Non-current assets	134	221
Total assets	394	477
Current liabilities	251	288
Non-current liabilities	4	2
Total liabilities	$ 255	$ 290